Intangible Assets, Net	12 Months Ended
May 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
8.	INTANGIBLE ASSETS, NET
Intangible assets, net, consisted of the following:

	As of May 31,
	2018	2019	2020
	US$	US$	US$
Intangible assets with indefinite lives:
Trademark	256	238	229
Intangible assets with finite lives:
Trademark	5,575	9,109	9,170
Courseware	129	120	116
Student base	7,014	12,223	12,719
Favorable lease	732	679	657
License	415	415	415

	14,121	22,784	23,306

Less: accumulated amortization	(5,272)	(8,985)	(13,515)
Exchange differences	(305)	136	455

	8,544	13,935	10,246

Amortization expenses for the intangible assets for the years ended May 31, 2018, 2019 and 2020, were US$1,839, US$3,699 and US$4,530, respectively. As of May 31, 2020, the Group expects to recognize
amortization expenses
o
f
US$4,068, US$2,684, US$1,774, US$789 and US$345 for the next five years, respectively, and US$357 thereafter.